                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE DISCIPLINED EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   23

Statement of Operations............   25

Statements of Changes in Net
  Assets...........................   27

Financial Highlights...............   29

Notes to Financial Statements......   38

Proxy Voting.......................   57




--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Equity Fund (the Fund) Class A shares gained 9.46%
  (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund underperformed its benchmark, the unmanaged Standard & Poor's (S&P)
  500 Index, which rose 9.87% during the same period.

> The Fund outperformed the Lipper Large-Cap Core Funds Index, representing the
  Fund's peer group, which increased 9.05%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------

                                                                       SINCE
                                                                     INCEPTION
                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   4/24/03
------------------------------------------------------------------------------
RiverSource Disciplined
  Equity Fund
  Class A (excluding sales
  charge)                        +9.46%   +31.48%   -9.57%   -0.94%    +3.56%
------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)     +9.87%   +33.14%   -7.24%   +0.18%    +4.51%
------------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Index(2)                       +9.05%   +34.08%   -6.53%   +0.36%    +3.95%
------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  4/24/03)                   +9.46%   +31.48%   -9.57%   -0.94%    +3.56%
--------------------------------------------------------------------------
Class B (inception
  4/24/03)                   +8.95%   +30.68%  -10.22%   -1.71%    +2.76%
--------------------------------------------------------------------------
Class C (inception
  4/24/03)                   +8.85%   +30.37%  -10.26%   -1.72%    +2.75%
--------------------------------------------------------------------------
Class I (inception
  7/15/04)                   +9.58%   +31.80%   -9.24%   -0.57%    +0.99%
--------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  +9.11%   +31.06%   -9.80%     N/A     -8.83%
--------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  +9.35%   +31.35%   -9.55%     N/A     -8.60%
--------------------------------------------------------------------------
Class R4 (inception
  4/24/03)                   +9.58%   +31.86%   -9.40%   -0.77%    +3.74%
--------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +9.60%   +31.94%   -9.28%     N/A     -8.30%
--------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +9.35%   +31.41%   -9.66%     N/A     -8.20%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  4/24/03)                   +3.17%   +23.93%  -11.34%   -2.11%    +2.65%
--------------------------------------------------------------------------
Class B (inception
  4/24/03)                   +3.95%   +25.68%  -11.02%   -2.02%    +2.76%
--------------------------------------------------------------------------
Class C (inception
  4/24/03)                   +7.85%   +29.37%  -10.26%   -1.72%    +2.75%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

STOCKS                                     99.8%
------------------------------------------------
Consumer Discretionary                      7.8%
------------------------------------------------
Consumer Staples                            5.6%
------------------------------------------------
Energy                                     12.8%
------------------------------------------------
Financials                                 19.4%
------------------------------------------------
Health Care                                18.2%
------------------------------------------------
Industrials                                 7.4%
------------------------------------------------
Information Technology                     18.4%
------------------------------------------------
Materials                                   3.7%
------------------------------------------------
Telecommunication Services                  4.1%
------------------------------------------------
Utilities                                   2.4%
------------------------------------------------

EQUITY-LINKED NOTES                          --%
------------------------------------------------

EXCHANGE TRADED FUNDS                       0.2%
------------------------------------------------

OTHER(2)                                     --%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP TEN HOLDINGS(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Apple                                       5.8%
------------------------------------------------
Pfizer                                      5.2%
------------------------------------------------
Chevron                                     4.9%
------------------------------------------------
Johnson & Johnson                           3.2%
------------------------------------------------
Bank of America                             2.7%
------------------------------------------------
Goldman Sachs Group                         2.7%
------------------------------------------------
AT&T                                        2.5%
------------------------------------------------
General Electric                            2.4%
------------------------------------------------
ConocoPhillips                              2.1%
------------------------------------------------
Merck & Co                                  2.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,094.60        $5.01           .96%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.14        $4.84           .96%
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,089.50        $9.06          1.74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.26        $8.75          1.74%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,088.50        $8.96          1.72%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.36        $8.65          1.72%
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,095.80        $2.56           .49%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.49        $2.47           .49%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,091.10        $6.88          1.32%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.35        $6.64          1.32%
------------------------------------------------------------------------------------------
Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,093.50        $5.48          1.05%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.70        $5.29          1.05%
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,095.80        $4.18           .80%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.94        $4.03           .80%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,096.00        $2.98           .57%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.09        $2.87           .57%
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,093.50        $4.91           .94%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.24        $4.73           .94%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2010: +9.46% for Class A, +8.95% for Class B, +8.85% for Class C, +9.58% for Class I, +9.11% for Class R2, +9.35% for Class R3, +9.58% for Class R4, +9.60% for Class R5 and +9.35% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.2%)
General Dynamics                                        342,776           $22,914,575
Goodrich                                                 61,508             3,807,960
ITT                                                      54,267             2,621,639
Lockheed Martin                                         245,390            18,286,463
Northrop Grumman                                        253,953(e)         14,373,740
Raytheon                                                331,717(e)         17,391,922
Rockwell Collins                                         33,368(e)          1,774,844
United Technologies                                     121,135             8,174,190
                                                                      ---------------
Total                                                                      89,345,333
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                    88,793(e)          5,028,347
FedEx                                                    35,225             2,759,879
                                                                      ---------------
Total                                                                       7,788,226
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                      197,732             2,240,304
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   47,349(b)            631,636
Johnson Controls                                         66,801(e)          1,859,071
                                                                      ---------------
Total                                                                       2,490,707
-------------------------------------------------------------------------------------

AUTOMOBILES (0.7%)
Ford Motor                                            1,768,655(b,e)       19,172,220
Harley-Davidson                                         312,011(e)          7,095,130
                                                                      ---------------
Total                                                                      26,267,350
-------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Brown-Forman Cl B                                        63,202             3,243,527
Coca-Cola                                             1,275,454(e)         69,193,379
Coca-Cola Enterprises                                   293,602             5,927,824
Pepsi Bottling Group                                    105,725             3,932,970
PepsiCo                                                 170,648(e)         10,174,034
                                                                      ---------------
Total                                                                      92,471,734
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.0%)
Amgen                                                   616,122(b)         36,030,815
Cephalon                                                 86,619(b,e)        5,529,757
                                                                      ---------------
Total                                                                      41,560,572
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                   212,040(e)          2,875,262
-------------------------------------------------------------------------------------

CAPITAL MARKETS (5.4%)
Bank of New York Mellon                                 956,847            27,834,679
E*TRADE Financial                                       256,004(b)            389,126
Franklin Resources                                      196,535(e)         19,462,861
Goldman Sachs Group                                     708,362(e)        105,347,596
Invesco                                                 344,322             6,645,415
Morgan Stanley                                        1,363,797(e)         36,522,484
State Street                                            428,167            18,359,801
T Rowe Price Group                                       28,175(e)          1,398,044
                                                                      ---------------
Total                                                                     215,960,006
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                                124,593             9,464,084
CF Inds Holdings                                         55,426             5,146,858
Dow Chemical                                          1,124,224(e)         30,455,229
Eastman Chemical                                         48,953(e)          2,767,313
EI du Pont de Nemours & Co                              242,645             7,912,653
PPG Inds                                                 45,235(e)          2,654,390
Sigma-Aldrich                                            56,009             2,680,031
                                                                      ---------------
Total                                                                      61,080,558
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
BB&T                                                     74,077(e)          2,064,526
Comerica                                                172,895(e)          5,966,606
Fifth Third Bancorp                                     443,135             5,512,599
First Horizon Natl                                      516,236(b,e)        6,507,442
Huntington Bancshares                                   363,386(e)          1,740,619
KeyCorp                                                 480,473             3,449,796
Marshall & Ilsley                                       374,203(e)          2,585,743
PNC Financial Services Group                            743,796(e)         41,228,612
SunTrust Banks                                          455,939(e)         11,092,996
US Bancorp                                              280,273(e)          7,029,247
Wells Fargo & Co                                        667,044            18,964,061
                                                                      ---------------
Total                                                                     106,142,247
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Avery Dennison                                           30,266              $983,948
Pitney Bowes                                            106,319(e)          2,224,193
RR Donnelley & Sons                                     167,553(e)          3,320,901
                                                                      ---------------
Total                                                                       6,529,042
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems                                           782,165(b,e)       17,575,247
Motorola                                              1,829,461(b,e)       11,251,185
QUALCOMM                                                417,172            16,348,971
Tellabs                                                 484,597(b)          3,115,959
                                                                      ---------------
Total                                                                      48,291,362
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (9.7%)
Apple                                                 1,192,854(b)        229,171,111
Dell                                                  1,551,459(b,e)       20,013,821
Hewlett-Packard                                         603,306            28,397,613
IBM                                                     553,669(d,e)       67,763,549
Lexmark Intl Cl A                                       281,527(b,e)        7,260,581
NetApp                                                  528,967(b)         15,408,809
QLogic                                                   15,253(b,e)          262,199
Western Digital                                         436,639(b,e)       16,587,916
                                                                      ---------------
Total                                                                     384,865,599
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                   131,438             5,959,399
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                        637,323            24,001,584
Capital One Financial                                     7,378               271,953
Discover Financial Services                             581,251             7,951,514
SLM                                                     458,905(b,e)        4,832,270
                                                                      ---------------
Total                                                                      37,057,321
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                           102,631(e)          3,867,136
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        95,703(b)          5,798,645
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.5%)
Bank of America                                       7,159,098(e)        108,675,109
Citigroup                                             8,780,214(e)         29,150,310
IntercontinentalExchange                                 76,534(b,e)        7,307,466
JPMorgan Chase & Co                                     846,564            32,965,202
KKR Financial Holdings LLC                              563,202             3,396,108
                                                                      ---------------
Total                                                                     181,494,195
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
AT&T                                                  3,848,501            97,597,985
CenturyTel                                              224,673(e)          7,641,129
Verizon Communications                                1,722,003(e)         50,661,328
                                                                      ---------------
Total                                                                     155,900,442
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Edison Intl                                             188,613             6,284,585
Exelon                                                  487,913(e)         22,258,591
FirstEnergy                                             209,172(e)          9,124,083
Progress Energy                                         197,406(e)          7,692,912
Southern                                                436,647(e)         13,972,704
                                                                      ---------------
Total                                                                      59,332,875
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                        214,704(e)          8,918,804
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Agilent Technologies                                    365,648(b)         10,249,113
Corning                                               1,100,659(e)         19,899,915
Jabil Circuit                                           195,377             2,829,059
Tyco Electronics                                        313,956(c)          7,811,225
                                                                      ---------------
Total                                                                      40,789,312
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.1%)
Baker Hughes                                            140,755(e)          6,373,386
BJ Services                                             249,658             5,160,431
Diamond Offshore Drilling                                59,023(e)          5,402,375
Ensco Intl ADR                                          170,924(c,e)        6,671,164
FMC Technologies                                        128,181(b,e)        6,815,384
Halliburton                                             182,055             5,317,827
Nabors Inds                                             181,396(b,c,e)      4,045,131
Natl Oilwell Varco                                      333,387            13,635,528
Noble                                                    95,253(c,e)        3,840,601
Rowan Companies                                          84,835(b,e)        1,822,256
Schlumberger                                            309,383            19,633,444


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Smith Intl                                               64,083(e)         $1,942,997
Weatherford Intl                                        100,838(b,c)        1,581,140
                                                                      ---------------
Total                                                                      82,241,664
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Safeway                                                 201,986             4,534,586
SUPERVALU                                               112,789(e)          1,659,126
Walgreen                                                342,190(e)         12,335,950
Wal-Mart Stores                                       1,290,582            68,955,796
Whole Foods Market                                      243,910(b)          6,639,230
                                                                      ---------------
Total                                                                      94,124,688
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland                                  338,511            10,145,175
ConAgra Foods                                           170,777(e)          3,883,469
Dean Foods                                              206,610(b)          3,642,534
Sara Lee                                                614,887             7,464,728
Tyson Foods Cl A                                        155,123(e)          2,143,800
                                                                      ---------------
Total                                                                      27,279,706
-------------------------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                                    32,666(e)          1,323,626
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Becton Dickinson & Co                                   149,705(e)         11,283,266
CareFusion                                              135,016(b)          3,476,662
CR Bard                                                  28,179(e)          2,335,757
Intuitive Surgical                                       40,465(b,e)       13,274,948
Medtronic                                               309,668            13,281,660
St. Jude Medical                                         41,861(b)          1,579,416
Varian Medical Systems                                   27,347(b,e)        1,375,281
                                                                      ---------------
Total                                                                      46,606,990
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Aetna                                                   390,845            11,713,625
Cardinal Health                                         410,139            13,563,297
CIGNA                                                   581,895(e)         19,650,594
Coventry Health Care                                    136,744(b,e)        3,128,703
Humana                                                   69,243(b,e)        3,366,595
McKesson                                                139,445             8,202,155
Tenet Healthcare                                        480,003(b)          2,659,217
UnitedHealth Group                                    1,471,640            48,564,119
WellPoint                                               452,275(b)         28,818,962
                                                                      ---------------
Total                                                                     139,667,267
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Intl Game Technology                                     10,202(e)            187,105
Starbucks                                               480,444(b,e)       10,468,875
Starwood Hotels & Resorts Worldwide                      23,901(e)            796,381
Wyndham Worldwide                                       133,379(e)          2,799,625
                                                                      ---------------
Total                                                                      14,251,986
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                           73,876             4,776,822
DR Horton                                               417,504(e)          4,922,372
Harman Intl Inds                                         72,907             2,591,844
KB Home                                                  91,018(e)          1,390,755
Lennar Cl A                                             225,775(e)          3,467,904
Newell Rubbermaid                                        40,565(e)            550,467
Pulte Homes                                             534,471(b,e)        5,622,635
Whirlpool                                                32,039(e)          2,408,692
                                                                      ---------------
Total                                                                      25,731,491
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Clorox                                                   75,994(e)          4,496,565
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                     655,239(b)          8,275,669
Constellation Energy Group                              120,319             3,883,897
                                                                      ---------------
Total                                                                      12,159,566
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
General Electric                                      5,974,686(e)         96,072,950
Textron                                                 255,709(e)          4,993,997
Tyco Intl                                               218,476(c)          7,740,605
                                                                      ---------------
Total                                                                     108,807,552
-------------------------------------------------------------------------------------

INSURANCE (5.5%)
ACE                                                      35,444(b,c)        1,746,326
AFLAC                                                   112,988             5,472,009
Allstate                                              1,327,306            39,726,269
American Intl Group                                      76,843(b,e)        1,861,906
Aon                                                     169,135(e)          6,579,352
Assurant                                                166,592             5,235,987
Chubb                                                   269,873(e)         13,493,650
Cincinnati Financial                                    169,421(e)          4,471,020
Genworth Financial Cl A                                 369,284(b)          5,110,891
Hartford Financial Services Group                       425,943            10,218,373


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Lincoln Natl                                            397,673            $9,774,802
MBIA                                                    209,475(b,e)        1,032,712
MetLife                                                 348,325            12,302,839
Principal Financial Group                               461,247(e)         10,631,743
Progressive                                             778,354(e)         12,905,109
Prudential Financial                                    338,859(e)         16,939,561
Torchmark                                               151,338(e)          6,795,076
Travelers Companies                                     981,605            49,737,924
Unum Group                                              120,100(e)          2,350,357
XL Capital Cl A                                         210,930(c,e)        3,537,296
                                                                      ---------------
Total                                                                     219,923,202
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
Amazon.com                                              194,156(b)         24,349,104
priceline.com                                            69,608(b,e)       13,597,923
                                                                      ---------------
Total                                                                      37,947,027
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
eBay                                                    944,584(b,e)       21,744,324
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Affiliated Computer Services Cl A                        82,030(b)          5,046,486
Automatic Data Processing                               262,133(e)         10,692,405
Cognizant Technology Solutions Cl A                     463,149(b)         20,221,084
Computer Sciences                                       154,769(b)          7,939,650
SAIC                                                    236,614(b)          4,337,135
Total System Services                                    17,806               254,804
                                                                      ---------------
Total                                                                      48,491,564
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                           497,189(b,e)        3,007,994
Mattel                                                   97,031             1,913,451
                                                                      ---------------
Total                                                                       4,921,445
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Life Technologies                                       202,576(b,e)       10,070,053
-------------------------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                                             210,057(e)         10,973,377
Eaton                                                    70,537(e)          4,319,686
Flowserve                                                59,503             5,365,386
Illinois Tool Works                                     230,932            10,066,326
Ingersoll-Rand                                          262,591(c)          8,523,704
Manitowoc                                               187,618(e)          2,045,036
Terex                                                    12,700(b,e)          248,285
                                                                      ---------------
Total                                                                      41,541,800
-------------------------------------------------------------------------------------

MEDIA (1.5%)
CBS Cl B                                              1,048,916(e)         13,562,484
Gannett                                                 254,251(e)          4,106,154
Meredith                                                 60,983(e)          1,889,253
New York Times Cl A                                     195,273(b)          2,522,927
News Corp Cl A                                        2,388,496            30,118,934
Viacom Cl B                                             315,058(b)          9,180,790
WorldSpace Cl A                                         263,942(b,e)           11,218
                                                                      ---------------
Total                                                                      61,391,760
-------------------------------------------------------------------------------------

METALS & MINING (2.0%)
AK Steel Holding                                        158,307(e)          3,219,964
Alcoa                                                   721,087(e)          9,179,438
Allegheny Technologies                                  178,218(e)          7,280,205
Freeport-McMoRan Copper & Gold                          670,956            44,746,056
Nucor                                                   174,873(e)          7,134,818
Timminco                                                510,164(b,c,e)        558,312
United States Steel                                     220,427(e)          9,793,572
                                                                      ---------------
Total                                                                      81,912,365
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Family Dollar Stores                                    133,249(e)          4,114,729
JC Penney                                               148,632(e)          3,690,533
Macy's                                                  320,682(e)          5,108,464
Nordstrom                                               185,434(e)          6,404,891
Sears Holdings                                           29,305(b,e)        2,733,570
                                                                      ---------------
Total                                                                      22,052,187
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Ameren                                                   82,274(e)          2,102,101
Consolidated Edison                                     182,201(e)          7,969,472
PG&E                                                    177,331(e)          7,490,461
SCANA                                                   110,481(e)          3,934,228
                                                                      ---------------
Total                                                                      21,496,262
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OFFICE ELECTRONICS (0.1%)
Xerox                                                   675,128(e)         $5,887,116
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.8%)
Chevron                                               2,716,287           195,898,617
ConocoPhillips                                        1,777,333            85,311,984
Exxon Mobil                                             790,104(e)         50,906,401
Hess                                                    190,773            11,024,772
Marathon Oil                                          1,029,805(e)         30,698,487
Murphy Oil                                              155,175             7,926,339
Occidental Petroleum                                    287,526            22,524,787
Pioneer Natural Resources                                45,404(e)          1,996,868
Sunoco                                                  153,969(e)          3,863,082
Tesoro                                                  257,135(e)          3,214,188
Valero Energy                                           666,380            12,274,720
                                                                      ---------------
Total                                                                     425,640,245
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Intl Paper                                               16,822               385,392
MeadWestvaco                                            179,553(e)          4,321,841
                                                                      ---------------
Total                                                                       4,707,233
-------------------------------------------------------------------------------------

PHARMACEUTICALS (12.3%)
Abbott Laboratories                                     641,145(e)         33,942,216
Bristol-Myers Squibb                                    814,244            19,834,984
Eli Lilly & Co                                            4,366(e)            153,683
Forest Laboratories                                     424,458(b)         12,580,935
Johnson & Johnson                                     2,002,974           125,906,946
King Pharmaceuticals                                    356,719(b,e)        4,284,195
Merck & Co                                            2,132,929(e)         81,435,229
Mylan                                                    80,029(b,e)        1,458,929
Pfizer                                               11,071,928           206,602,176
Watson Pharmaceuticals                                   46,739(b)          1,793,375
                                                                      ---------------
Total                                                                     487,992,668
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Boston Properties                                        36,970             2,398,244
Equity Residential                                       73,594             2,358,688
Vornado Realty Trust                                     41,788             2,702,847
                                                                      ---------------
Total                                                                       7,459,779
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
CSX                                                     212,244             9,096,778
Norfolk Southern                                        100,262(e)          4,718,330
Ryder System                                             79,151(e)          2,881,096
                                                                      ---------------
Total                                                                      16,696,204
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Analog Devices                                          172,908             4,661,600
Broadcom Cl A                                           330,280(b,e)        8,825,082
Intel                                                 2,641,704            51,249,057
MEMC Electronic Materials                               186,937(b,e)        2,351,667
Microchip Technology                                     10,930(e)            282,103
Micron Technology                                     1,326,462(b,e)       11,566,749
Natl Semiconductor                                      133,622(e)          1,771,828
NVIDIA                                                  495,478(b,e)        7,625,406
Teradyne                                                 33,804(b,e)          315,729
Texas Instruments                                       748,107            16,832,408
                                                                      ---------------
Total                                                                     105,481,629
-------------------------------------------------------------------------------------

SOFTWARE (1.9%)
Intuit                                                   82,955(b,e)        2,456,298
Microsoft                                             2,130,886            60,048,367
Red Hat                                                 223,506(b,e)        6,083,833
Salesforce.com                                          102,269(b)          6,499,195
                                                                      ---------------
Total                                                                      75,087,693
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Abercrombie & Fitch Cl A                                228,500(e)          7,206,890
AutoNation                                               73,423(b,e)        1,321,614
AutoZone                                                 10,560(b,e)        1,637,117
Bed Bath & Beyond                                        63,195(b,e)        2,445,647
Best Buy                                                131,835(e)          4,831,753
GameStop Cl A                                           126,390(b,e)        2,498,730
Gap                                                     415,821             7,933,865
Home Depot                                            1,002,781(d)         28,087,897
Limited Brands                                          236,424(e)          4,496,784
Lowe's Companies                                        149,794             3,243,040
Office Depot                                            303,688(b,e)        1,724,948
RadioShack                                              135,364(e)          2,642,305
Sherwin-Williams                                        113,732(e)          7,204,922
Tiffany & Co                                             66,409(e)          2,696,869
TJX Companies                                            76,140(e)          2,894,081
                                                                      ---------------
Total                                                                      80,866,462
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                                   195,031(e)         $6,802,681
Jones Apparel Group                                      78,330             1,131,085
Liz Claiborne                                           137,649(b,e)          670,351
Nike Cl B                                               209,579(e)         13,360,662
Polo Ralph Lauren                                        30,967(e)          2,539,294
VF                                                       14,845(e)          1,069,285
                                                                      ---------------
Total                                                                      25,573,358
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Fannie Mae                                            1,336,093(b,e)        1,282,649
Freddie Mac                                             794,150(b,e)          937,097
                                                                      ---------------
Total                                                                       2,219,746
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Lorillard                                                46,061             3,486,818
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                 52,695(e)          2,185,789
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel                                         2,458,359(b,e)        8,063,418
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,153,615,837)                                                 $3,966,557,679
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (--%)(g)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Lehman Brothers Holdings
 Sr Unsecured
 09-14-08                            53.31%          $1,275,000(b,h,i,j)     $187,122
 10-02-08                            39.50            1,275,000(b,h,i,j)      207,626
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $2,550,000)                                                           $394,748
-------------------------------------------------------------------------------------





EXCHANGE TRADED FUNDS (0.2%)
                                         SHARES                VALUE(a)
Vanguard Emerging Markets ETF           195,750              $7,493,310
-----------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $7,484,764)                                           $7,493,310
-----------------------------------------------------------------------



MONEY MARKET FUND (--%)
                                         SHARES                VALUE(a)
RiverSource Short-Term Cash
 Fund, 0.16%                             39,819(f)              $39,819
-----------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $39,819)                                                 $39,819
-----------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (25.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.4%)
Cancara Asset Securitisation LLC
 02-12-10                            0.27%           $24,983,500          $24,983,500
 02-23-10                            0.20              9,998,111            9,998,111
Grampian Funding LLC
 02-16-10                            0.23             12,997,259           12,997,259
Hannover Funding Company LLC
 02-03-10                            0.45              4,999,563            4,999,563
Rheingold Securitization
 03-04-10                            0.27              6,617,120            6,617,120
Rhein-Main Securitisation
 02-16-10                            0.35              9,991,056            9,991,056
 03-15-10                            0.30              9,718,787            9,718,787
Scaldis Capital LLC
 02-04-10                            0.20              9,998,389            9,998,389
Versailles Commercial Paper LLC
 02-23-10                            0.25              7,998,111            7,998,111
                                                                      ---------------
Total                                                                      97,301,896
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (18.9%)
Australia and New Zealand Bank Group
 04-26-10                            0.30              5,000,000            5,000,000
 04-27-10                            0.29             15,000,000           15,000,000
 04-30-10                            0.30             10,000,000           10,000,000
Banco Bilbao Viz Argentaria, London
 03-01-10                            0.26             15,007,613           15,007,613
Banco Espirito Santo e Commerciale
 02-04-10                            0.25              5,000,000            5,000,000
 02-05-10                            0.24              7,999,634            7,999,634
Banco Popular Caisse d'Epargne
 02-16-10                            0.28             10,000,000           10,000,000
 02-22-10                            0.27              4,996,477            4,996,477
 04-08-10                            0.28             10,000,000           10,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Banco Popular Espanol
 02-08-10                            0.84%           $14,994,227          $14,994,227
 03-29-10                            0.37             19,987,777           19,987,777
Banco Santander Central Hispano
 02-10-10                            0.29              7,000,000            7,000,000
 04-06-10                            0.30             15,000,000           15,000,000
Bank of Austria
 02-04-10                            0.25              9,997,778            9,997,778
Bank of Tokyo Securities
 03-23-10                            0.29             20,000,000           20,000,000
Banque Federative du Credit Mutuel
 02-16-10                            0.34                999,145              999,145
 02-18-10                            0.33              4,995,787            4,995,787
 03-02-10                            0.28              4,996,425            4,996,425
 04-19-10                            0.35              9,991,382            9,991,382
Barclays Bank
 02-16-10                            0.36             10,000,000           10,000,000
Caisse des Depots
 03-01-10                            0.28             14,989,507           14,989,507
 03-22-10                            0.25              4,996,946            4,996,946
Caixa Geral de Deposit
 04-08-10                            0.35             15,000,000           15,000,000
 04-27-10                            0.29              7,994,204            7,994,204
Clydesdale Bank
 02-08-10                            0.30             20,000,000           20,000,000
 03-08-10                            0.29             14,992,754           14,992,754
Commerzbank
 02-04-10                            0.23             25,000,000           25,000,000
Credit Industrial et Commercial
 04-07-10                            0.38             10,000,062           10,000,062
 04-13-10                            0.34             20,000,000           20,000,000
Dexia Bank
 02-11-10                            0.40             29,989,671           29,989,671
 02-26-10                            0.34              9,997,395            9,997,395
DZ Bank
 02-26-10                            0.23              9,998,211            9,998,211
Hong Kong Shanghai Bank
 02-08-10                            0.25             25,000,000           25,000,000
Jyske Bank
 03-03-10                            0.41             19,979,748           19,979,748
 03-10-10                            0.44              7,991,210            7,991,210
KBC Bank
 02-16-10                            0.29             14,996,134           14,996,134
 02-26-10                            0.30             10,000,000           10,000,000
Lloyds Bank London
 02-01-10                            0.14                545,212              545,212
Natixis
 02-08-10                            0.28             24,993,857           24,993,857
Nederlandse Waterschapsbank
 03-01-10                            0.30             24,981,264           24,981,264
Norinchukin Bank
 02-17-10                            0.31             15,000,000           15,000,000
 04-08-10                            0.25             20,000,000           20,000,000
 04-19-10                            0.27             10,000,000           10,000,000
NyKredit Bank
 03-22-10                            0.44             15,000,000           15,000,000
 04-06-10                            0.44              9,000,000            9,000,000
Pohjola Bank
 03-15-10                            0.38             19,981,268           19,981,268
 04-26-10                            0.31             10,000,000           10,000,000
Raiffeisen Zentralbank Oesterreich
 02-03-10                            0.25             14,999,272           14,999,272
 02-04-10                            0.23             35,000,000           35,000,000
Sumitomo Mitsui Banking
 02-19-10                            0.31             27,000,000           27,000,000
 04-19-10                            0.29             15,000,000           15,000,000
 04-22-10                            0.27             10,000,000           10,000,000
Ulster Bank Ireland Limited, Dublin
 02-02-10                            0.22             15,000,000           15,000,000
Unicredit BK
 02-01-10                            0.43             13,000,000           13,000,000
 04-06-10                            0.30             15,000,000           15,000,000
                                                                      ---------------
Total                                                                     756,392,960
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
BTM Capital
 02-05-10                            0.39             19,980,283           19,980,283
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

REPURCHASE AGREEMENTS (3.3%)(k)
Barclays Capital
 dated 01-29-10, matures 02-01-10,
 repurchase price
 $25,000,479                         0.23%           $25,000,000          $25,000,000
 $20,000,467                         0.28             20,000,000           20,000,000
Citigroup Global Markets
 dated 01-29-10, matures 02-01-10
 repurchase price
 $30,000,350                         0.14             30,000,000           30,000,000
Natixis Financial Products
 dated 01-29-10, matures 02-01-10,
 repurchase price
 $50,001,375                         0.33             50,000,000           50,000,000
RBS Securities
 dated 01-29-10, matures 02-01-10,
 repurchase price
 $5,000,179                          0.43              5,000,000            5,000,000
                                                                      ---------------
Total                                                                     130,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $1,003,675,139)                                                 $1,003,675,139
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,167,365,559)(l)                                              $4,978,160,695
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                            NUMBER OF                                  UNREALIZED
                            CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------
S&P 500 Index                  88         $23,548,800   March 2010        $(583,651)



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities represented 1.15% of net assets.

(d) At Jan. 31, 2010, investments in securities included securities valued at $11,071,436 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.


--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(g) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $394,748 or 0.01% of net assets.

(i) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $394,748, representing 0.01% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Lehman Brothers Holdings
       Sr Unsecured
       53.31% 2008                          03-07-08       $1,275,000
       39.50% 2008                          03-26-08        1,275,000


(j)  This position is in bankruptcy.

(k) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.


BARCLAYS CAPITAL (0.23%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                  $13,477,717
Freddie Mac Gold Pool                              8,350,609
Freddie Mac Non Gold Pool                          3,671,674
------------------------------------------------------------
Total market value of collateral securities      $25,500,000
------------------------------------------------------------




--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



BARCLAYS CAPITAL (0.28%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
American Tower Trust                                $138,788
Banc of America Commercial Mortgage Inc               85,806
BCAP LLC Trust                                        26,382
Bear Stearns Commercial Mortgage Securities          168,533
CC Mortgage Funding Corp                             185,223
Citigroup Mortgage Loan Trust Inc                     33,231
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                               37,673
Commercial Mortgage Pass Through Certificates         37,353
Countrywide Home Loan Mortgage Pass Through
  Trust                                              175,389
Credit Suisse First Boston Mortgage Securities
  Corp                                               117,743
Credit Suisse Mortgage Capital Certificates            2,150
Crusade Global Trust                                 124,980
CW Capital Cobalt Ltd                                 20,642
Fannie Mae Pool                                   10,418,170
Freddie Mac Gold Pool                              5,780,170
Freddie Mac Non Gold Pool                          1,461,503
Gracechurch Mortgage Financing PLC                    23,983
Granite Master Issuer PLC                            114,511
Granite Mortgages PLC                                 87,939
Interstar Millennium Trust                            55,597
Kildare Securities Ltd                                 8,737
LB-UBS Commercial Mortgage Trust                     447,651
Leek Finance Ltd                                      18,256
Medallion Trust                                        4,364
Merrill Lynch Floating Trust                         191,127
Morgan Stanley Capital I                             199,382
Morgan Stanley Dean Witter Capital I                   5,222
Paragon Mortgages PLC                                  4,066
Puma Finance Ltd                                      58,079
Residential Accredit Loans Inc                        99,201
Residential Asset Mortgage Products Inc               28,493
SACO I Inc                                            44,637
Structured Asset Mortgage Investments Inc            102,561
Structured Asset Securities Corp                      23,822
Superannuation Members Home Loans Global Fund         19,681
Thornburg Mortgage Securities Trust                    3,911
TIAA Seasoned Commercial Mortgage Trust               16,176
WaMu Mortgage Pass Through Certificates              109,461
------------------------------------------------------------
Total market value of collateral securities      $20,480,593
------------------------------------------------------------




--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CITIGROUP GLOBAL MARKETS (0.14%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae REMICS                                $13,453,602
Freddie Mac REMICS                                14,788,590
Government National Mortgage Association           2,357,808
------------------------------------------------------------
Total market value of collateral securities      $30,600,000
------------------------------------------------------------


NATIXIS FINANCIAL PRODUCTS (0.33%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
A4 Funding LP                                    $18,442,473
Fannie Mae Interest Strip                          1,098,407
Fannie Mae Pool                                    3,842,300
Fannie Mae REMICS                                  8,102,733
Federal Home Loan Mortgage Corp                       20,190
FHLMC-GNMA                                            78,321
Freddie Mac Gold Pool                                559,072
Freddie Mac Non Gold Pool                          1,064,157
Freddie Mac REMICS                                 9,177,577
Freddie Mac Strips                                 1,088,030
Ginnie Mae II Pool                                 1,284,626
Govt Natl Mtge Assn                                2,404,725
United States Treasury Note/Bond                   4,365,730
------------------------------------------------------------
Total market value of collateral securities      $51,528,341
------------------------------------------------------------


RBS SECURITIES (0.43%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Access Group Inc                                     $92,053
Accredited Mortgage Loan Trust                        29,216
AIG Credit Premium Finance Master Trust               51,395
Americredit Prime Automobile Receivable                1,105
Banc of America Commercial Mortgage Inc               22,986
Banc of America Mortgage Securities Inc               22,382
Bear Stearns Adjustable Rate Mortgage Trust          184,043
Bella Vista Mortgage Trust                             3,566
Capital Auto Receivables Asset Trust               1,264,629
Citigroup Commercial Mortgage Trust                  365,996
Commercial Mortgage Pass Through Certificates         15,684
Countrywide Asset-Backed Certificates                101,584
Countrywide Home Loan Mortgage Pass Through
  Trust                                               17,683
Credit Suisse First Boston Mortgage Securities
  Corp                                                30,840
Credit Suisse Mortgage Capital Certificates          343,526
Credit-Based Asset Servicing and
  Securitization LLC                                  60,946


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



RBS SECURITIES (CONT.)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
First Horizon Alternative Mortgage Securities         $3,049
First NLC Trust                                       26,400
Ford Credit Auto Owner Trust                          10,023
Franklin Auto Trust                                   15,482
GE Business Loan Trust                               234,689
Greenwich Capital Commercial Funding Corp            239,011
GS Mortgage Securities Corp II                       465,719
Hampden CBO Ltd                                      188,724
Honda Auto Receivables Owner Trust                    17,479
JP Morgan Chase Commercial Mortgage Securities
  Corp                                                17,256
JP Morgan Mortgage Trust                               4,461
Keycorp Student Loan Trust                            15,379
LB-UBS Commercial Mortgage Trust                      10,080
Mellon Residential Funding Corp                        7,691
MLCC Mortgage Investors Inc                              298
Morgan Stanley Capital I                              14,504
MortgageIT Trust                                       5,439
Nissan Auto Lease Trust                               81,887
Petra CRE CDO Ltd                                     38,335
Residential Asset Mortgage Products Inc               39,734
Sequoia Mortgage Trust                                   340
SLM Student Loan Trust                               183,916
Soundview Home Equity Loan Trust                      11,000
Structured Adjustable Rate Mortgage Loan Trust        15,450
Structured Asset Securities Corp                     251,866
Thornburg Mortgage Securities Trust                    1,965
Volkswagen Auto Loan Enhanced Trust                   76,199
Wachovia Auto Owner Trust                             77,432
Wachovia Bank Commercial Mortgage Trust              388,623
WaMu Mortgage Pass Through Certificates              199,935
------------------------------------------------------------
Total market value of collateral securities       $5,250,000
------------------------------------------------------------



(l) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $5,167,367,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $363,206,000
     Unrealized depreciation                         (552,412,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(189,206,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)          $3,966,557,679                $--         $--        $3,966,557,679
-----------------------------------------------------------------------------------------------
Total Equity Securities      3,966,557,679                 --          --         3,966,557,679
-----------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                   --            394,748          --               394,748
  Exchange Traded Funds          7,493,310                 --          --             7,493,310
  Affiliated Money
    Market Fund(b)                  39,819                 --          --                39,819
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                             --      1,003,675,139          --         1,003,675,139
-----------------------------------------------------------------------------------------------
Total Other                      7,533,129      1,004,069,887          --         1,011,603,016
-----------------------------------------------------------------------------------------------
Investments in
  Securities                 3,974,090,808      1,004,069,887          --         4,978,160,695
Other Financial
  Instruments(d)                  (583,651)                --          --              (583,651)
-----------------------------------------------------------------------------------------------
Total                       $3,973,507,157     $1,004,069,887         $--        $4,977,577,044
-----------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $4,163,650,601)           $ 3,974,445,737
  Affiliated money market fund (identified cost $39,819)                    39,819
  Investments of cash collateral received for securities on loan
    (identified cost $1,003,675,139)                                 1,003,675,139
----------------------------------------------------------------------------------
Total investments in securities (identified cost $5,167,365,559)     4,978,160,695
Capital shares receivable                                                2,034,182
Dividends and accrued interest receivable                                4,540,645
Receivable for investment securities sold                               52,804,981
Other assets                                                                22,506
----------------------------------------------------------------------------------
Total assets                                                         5,037,563,009
----------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  25,143,077
Payable for investment securities purchased                             11,489,217
Payable upon return of securities loaned                             1,003,675,139
Variation margin payable on futures contracts                              193,600
Accrued investment management services fees                                 62,324
Accrued distribution fees                                                   29,071
Accrued transfer agency fees                                                27,684
Accrued administrative services fees                                         5,463
Accrued plan administration services fees                                    1,115
Other accrued expenses                                                     503,209
----------------------------------------------------------------------------------
Total liabilities                                                    1,041,129,899
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 3,996,433,110
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     8,781,113
Additional paid-in capital                                           6,920,849,638
Excess of distributions over net investment income                     (24,697,440)
Accumulated net realized gain (loss)                                (2,718,749,562)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (189,750,639)
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 3,996,433,110
----------------------------------------------------------------------------------
*Value of securities on loan                                       $   965,533,920
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- JAN. 31, 2010 (UNAUDITED)


NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $2,751,318,692          604,616,314                       $4.55
Class B                     $  212,888,663           46,888,422                       $4.54
Class C                     $   22,935,114            5,102,505                       $4.49
Class I                     $  332,762,083           72,785,003                       $4.57
Class R2                    $    2,034,698              446,709                       $4.55
Class R3                    $        5,796                1,273                       $4.55
Class R4                    $  158,960,129           34,813,965                       $4.57
Class R5                    $   23,601,940            5,183,381                       $4.55
Class W                     $  491,925,995          108,273,724                       $4.54
-------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.83. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 36,383,817
Income distributions from affiliated money market fund                   20,442
Income from securities lending -- net                                 1,092,965
-------------------------------------------------------------------------------
Total income                                                         37,497,224
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   9,337,500
Distribution fees
  Class A                                                             2,985,078
  Class B                                                               876,491
  Class C                                                                93,209
  Class R2                                                                3,753
  Class R3                                                                    6
  Class W                                                               808,979
Transfer agency fees
  Class A                                                             3,367,791
  Class B                                                               273,854
  Class C                                                                28,246
  Class R2                                                                  375
  Class R3                                                                    1
  Class R4                                                               37,291
  Class R5                                                                4,742
  Class W                                                               647,183
Administrative services fees                                            924,997
Plan administration services fees
  Class R2                                                                1,877
  Class R3                                                                    6
  Class R4                                                              186,457
Compensation of board members                                            61,243
Custodian fees                                                            5,035
Printing and postage                                                    195,291
Registration fees                                                        37,382
Professional fees                                                        23,668
Other                                                                    91,077
-------------------------------------------------------------------------------
Total expenses                                                       19,991,532
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (2,264,817)
-------------------------------------------------------------------------------
Total net expenses                                                   17,726,715
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      19,770,509

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 29,883,996
  Foreign currency transactions                                         (10,805)
  Futures contracts                                                   5,572,060
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              35,445,251
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        202,326,284
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               237,771,535
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $257,542,044
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED
                                                                      JAN. 31, 2010       YEAR ENDED
                                                                        (UNAUDITED)    JULY 31, 2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   19,770,509  $    43,892,499
Net realized gain (loss) on investments                                  35,445,251     (711,417,634)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    202,326,284      (44,531,092)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         257,542,044     (712,056,227)
----------------------------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income
    Class A                                                             (46,396,147)      (9,214,426)
    Class B                                                              (2,071,798)              --
    Class C                                                                (237,648)          (7,117)
    Class I                                                             (13,083,100)      (5,438,440)
    Class R2                                                                (17,934)             (33)
    Class R3                                                                   (128)             (42)
    Class R4                                                             (3,996,938)      (1,326,570)
    Class R5                                                               (279,981)             (49)
    Class W                                                             (21,497,369)     (10,297,303)
  Net realized gain
    Class A                                                                      --      (24,419,810)
    Class B                                                                      --         (803,415)
    Class C                                                                      --          (70,547)
    Class I                                                                      --      (10,144,769)
    Class R2                                                                     --              (97)
    Class R3                                                                     --              (96)
    Class R4                                                                     --       (2,985,348)
    Class R5                                                                     --              (96)
    Class W                                                                      --      (30,699,663)
----------------------------------------------------------------------------------------------------
Total distributions                                                     (87,581,043)     (95,407,821)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         23,716,878       28,702,122
  Class B shares                                                          4,921,823        2,141,651
  Class C shares                                                          1,494,638          553,812
  Class I shares                                                         19,628,090      101,166,985
  Class R2 shares                                                           518,740               --
  Class R4 shares                                                         7,869,370       11,162,166
  Class R5 shares                                                           905,790               --
  Class W shares                                                         37,705,666      333,646,211


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED
                                                                      JAN. 31, 2010       YEAR ENDED
                                                                        (UNAUDITED)    JULY 31, 2009
Fund merger (Note 10)
  Class A shares                                                     $2,145,265,006              N/A
  Class B shares                                                        204,721,762              N/A
  Class C shares                                                         20,969,821              N/A
  Class I shares                                                         37,568,585              N/A
  Class R2 shares                                                         1,877,697              N/A
  Class R3 shares                                                             2,732              N/A
  Class R4 shares                                                        71,155,805              N/A
  Class R5 shares                                                        24,248,507              N/A
Reinvestment of distributions at net asset value
  Class A shares                                                         43,354,074  $    31,091,644
  Class B shares                                                          2,051,684          793,672
  Class C shares                                                            213,335           73,505
  Class I shares                                                         13,082,819       15,582,928
  Class R2 shares                                                             3,125               --
  Class R4 shares                                                         3,996,912        4,311,918
  Class R5 shares                                                           279,835               --
  Class W shares                                                         21,497,270       40,996,838
Conversions from Class B to Class A
  Class A shares                                                            119,967        4,943,185
  Class B shares                                                           (119,967)      (4,943,185)
Payments for redemptions
  Class A shares                                                       (242,701,284)    (154,038,553)
  Class B shares                                                        (19,753,283)      (8,152,830)
  Class C shares                                                         (2,403,596)        (569,142)
  Class I shares                                                        (88,855,746)     (70,748,251)
  Class R2 shares                                                          (390,847)              --
  Class R4 shares                                                       (20,554,763)     (18,348,722)
  Class R5 shares                                                        (2,389,355)              --
  Class W shares                                                       (340,530,043)    (632,276,771)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions     1,969,471,047     (313,910,817)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               2,139,432,048   (1,121,374,865)
Net assets at beginning of period                                     1,857,001,062    2,978,375,927
----------------------------------------------------------------------------------------------------
Net assets at end of period                                          $3,996,433,110  $ 1,857,001,062
----------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                             $  (24,697,440) $    43,755,766
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                         YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $4.30             $5.88        $7.22       $6.74       $6.70       $5.95
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .09          .09         .08         .06         .04
Net gains (losses) (both realized and
 unrealized)                                               .38             (1.47)       (1.00)        .97         .35         .90
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             (1.38)        (.91)       1.05         .41         .94
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)             (.05)        (.06)       (.06)       (.06)       (.03)
Distributions from realized gains                           --              (.15)        (.37)       (.51)       (.31)       (.16)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.15)             (.20)        (.43)       (.57)       (.37)       (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.55             $4.30        $5.88       $7.22       $6.74       $6.70
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.46%           (23.19%)     (13.40%)     15.92%       6.25%      15.95%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.11%(b)           .96%         .96%       1.05%       1.05%       1.35%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .96%(b)           .95%         .96%       1.03%       1.02%       1.25%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .96%(b)          2.11%        1.35%       1.13%        .95%        .84%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2,751              $692       $1,067      $1,410      $1,368         $28
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%        137%         64%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006       2005
Net asset value, beginning of period                     $4.27             $5.80        $7.12       $6.65      $6.62       $5.90
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(d)            .06          .04         .03        .01         .02
Net gains (losses) (both realized and
 unrealized)                                               .38             (1.44)        (.99)        .96        .34         .86
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .38             (1.38)        (.95)        .99        .35         .88
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)               --           --        (.01)      (.01)         --
Distributions from realized gains                           --              (.15)        (.37)       (.51)      (.31)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)             (.15)        (.37)       (.52)      (.32)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.54             $4.27        $5.80       $7.12      $6.65       $6.62
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.95%           (23.68%)     (14.07%)     15.18%      5.42%      15.03%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.89%(b)          1.73%        1.72%       1.82%      1.85%       2.13%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.74%(b)          1.71%        1.72%       1.79%      1.82%       2.04%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .09%(b)          1.35%         .59%        .37%       .20%        .06%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $213               $16          $35         $62        $73          $9
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%       137%         64%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006       2005
Net asset value, beginning of period                     $4.24             $5.78        $7.11       $6.65      $6.62       $5.90
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(d)            .06          .04         .03        .01         .01
Net gains (losses) (both realized and
 unrealized)                                               .37             (1.44)        (.99)        .96        .35         .87
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .37             (1.38)        (.95)        .99        .36         .88
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.01)        (.01)       (.02)      (.02)         --
Distributions from realized gains                           --              (.15)        (.37)       (.51)      (.31)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)             (.16)        (.38)       (.53)      (.33)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.49             $4.24        $5.78       $7.11      $6.65       $6.62
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.85%           (23.66%)     (14.11%)     15.14%      5.51%      15.03%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.88%(b)          1.72%        1.72%       1.81%      1.84%       2.13%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.72%(b)          1.71%        1.72%       1.79%      1.81%       2.06%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .13%(b)          1.35%         .59%        .36%       .20%        .02%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $23                $2           $3          $3         $3         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%       137%         64%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006       2005
Net asset value, beginning of period                     $4.33             $5.93        $7.27       $6.78      $6.73       $5.96
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04               .11          .11         .11        .08         .04
Net gains (losses) (both realized and
 unrealized)                                               .37             (1.49)        (.99)        .97        .36         .92
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             (1.38)        (.88)       1.08        .44         .96
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.17)             (.07)        (.09)       (.08)      (.08)       (.03)
Distributions from realized gains                           --              (.15)        (.37)       (.51)      (.31)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.17)             (.22)        (.46)       (.59)      (.39)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.57             $4.33        $5.93       $7.27      $6.78       $6.73
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.58%           (22.90%)     (12.98%)     16.29%      6.73%      16.29%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .56%(b)           .56%         .61%        .70%       .72%        .91%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .49%(b)           .56%         .61%        .67%       .70%        .91%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.66%(b)          2.51%        1.69%       1.47%      1.41%       1.19%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $333              $332         $391        $441       $252         $82
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%       137%         64%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS R2                                             JAN. 31, 2010       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $4.30             $5.88        $7.21       $7.57
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .08          .08         .03
Net gains (losses) (both realized and
 unrealized)                                               .38             (1.47)       (1.00)        .20
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .39             (1.39)        (.92)        .23
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)             (.04)        (.04)       (.08)
Distributions from realized gains                           --              (.15)        (.37)       (.51)
----------------------------------------------------------------------------------------------------------
Total distributions                                       (.14)             (.19)        (.41)       (.59)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.55             $4.30        $5.88       $7.21
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.11%           (23.30%)     (13.51%)      3.31%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.38%(b)          1.32%        1.41%       1.49%(b)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.32%(b)          1.16%        1.16%       1.48%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .48%(b)          1.92%        1.15%        .55%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $--          $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS R3                                             JAN. 31, 2010       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $4.30             $5.89        $7.22       $7.57
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .09          .09         .04
Net gains (losses) (both realized and
 unrealized)                                               .38             (1.47)        (.99)        .20
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             (1.38)        (.90)        .24
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)             (.06)        (.06)       (.08)
Distributions from realized gains                           --              (.15)        (.37)       (.51)
----------------------------------------------------------------------------------------------------------
Total distributions                                       (.15)             (.21)        (.43)       (.59)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.55             $4.30        $5.89       $7.22
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.35%           (23.17%)     (13.26%)      3.46%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.10%(b)          1.10%        1.15%       1.24%(b)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.05%(b)           .94%         .90%       1.22%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .97%(b)          2.11%        1.41%        .81%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006       2005
Net asset value, beginning of period                     $4.32             $5.91        $7.25       $6.76      $6.71       $5.95
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .10          .10         .09        .07         .05
Net gains (losses) (both realized and
 unrealized)                                               .38             (1.48)       (1.00)        .98        .36         .91
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             (1.38)        (.90)       1.07        .43         .96
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)             (.06)        (.07)       (.07)      (.07)       (.04)
Distributions from realized gains                           --              (.15)        (.37)       (.51)      (.31)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.16)             (.21)        (.44)       (.58)      (.38)       (.20)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.57             $4.32        $5.91       $7.25      $6.76       $6.71
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.58%           (23.05%)     (13.26%)     16.15%      6.48%      16.25%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .87%(b)           .86%         .91%        .95%       .87%       1.18%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .80%(b)           .78%         .84%        .87%       .84%       1.06%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.25%(b)          2.28%        1.47%       1.29%      1.10%       1.03%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $159               $90         $126        $158       $224         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%       137%         64%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS R5                                             JAN. 31, 2010       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $4.31             $5.90        $7.24       $7.57
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .11          .11         .06
Net gains (losses) (both realized and
 unrealized)                                               .38             (1.48)       (1.00)        .20
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             (1.37)        (.89)        .26
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.17)             (.07)        (.08)       (.08)
Distributions from realized gains                           --              (.15)        (.37)       (.51)
----------------------------------------------------------------------------------------------------------
Total distributions                                       (.17)             (.22)        (.45)       (.59)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.55             $4.31        $5.90       $7.24
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.60%           (22.91%)     (13.09%)      3.76%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .63%(b)           .58%         .66%        .75%(b)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .57%(b)           .58%         .66%        .74%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.25%(b)          2.48%        1.66%       1.28%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $24               $--          $--         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JULY 31,
CLASS W                                              JAN. 31, 2010       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(f)
Net asset value, beginning of period                     $4.29             $5.86        $7.22       $7.46
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .09          .08         .03
Net gains (losses) (both realized and
 unrealized)                                               .37             (1.47)       (1.00)        .32
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             (1.38)        (.92)        .35
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)             (.04)        (.07)       (.08)
Distributions from realized gains                           --              (.15)        (.37)       (.51)
----------------------------------------------------------------------------------------------------------
Total distributions                                       (.15)             (.19)        (.44)       (.59)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.54             $4.29        $5.86       $7.22
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.35%           (23.21%)     (13.52%)      5.01%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.01%(b)          1.01%        1.06%       1.18%(b)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .94%(b)          1.01%        1.06%       1.13%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.29%(b)          2.07%        1.22%        .59%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $492              $726       $1,355        $745
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30%               61%          58%         62%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Includes the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d) Rounds to zero.
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to July 31, 2007.
(f) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Disciplined Equity Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



ILLIQUID SECURITIES
At Jan. 31, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2010 was $394,748 representing 0.01% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend. On Sept. 9, 2009, an additional dividend was paid before the mergers (see Note 10) to ensure that the current shareholders of RiverSource Disciplined Equity Fund would not experience a dilution in their shares of the Fund's income or capital gains.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts                                      Net assets
                                                      --unrealized
                                                      depreciation on
                     N/A                      N/A     investments           $583,651*
-------------------------------------------------------------------------------------------
Total                N/A                      N/A                           $583,651
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JAN. 31, 2010


AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
------------------------------------------------------------------
Equity contracts                                  $5,572,060
------------------------------------------------------------------
Total                                             $5,572,060
------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Equity contracts                                  $(739,761)
-----------------------------------------------------------------
Total                                             $(739,761)
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $23.6 million at Jan. 31, 2010. The monthly average gross notional amount for these contracts

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


was $21.4 million for the six months ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $1,233,031 for the six months ended Jan. 31, 2010. The management fee for the six months ended Jan. 31, 2010 was 0.50% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

In connection with the acquisition of Seligman Common Stock Fund (see Note 10), the Fund assumed the assets and obligations of Seligman Common Stock Fund, which, together with certain other associated investment companies (together, the Guarantors), has severally, but not jointly, guaranteed the performance and observance of all terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman Common Stock Fund, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Jan. 31, 2010, the Fund's total potential future obligation over the life of the Guaranty is $138,823. Seligman Common Stock Fund expensed $134,526 related to Guaranty prior to acquisition by the Fund. This amount is included within other accrued expenses in the Fund's Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at Jan. 31, 2010 is included in other assets in the Statement of Assets and Liabilities at cost of $22,506.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $547,000 and $24,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $636,388 for Class A, $87,683 for Class B and $835 for Class C for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  0.96%
Class B..............................................  1.74
Class C..............................................  1.72
Class I..............................................  0.49
Class R2.............................................  1.32
Class R3.............................................  1.05
Class R4.............................................  0.80
Class R5.............................................  0.57
Class W..............................................  0.94


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $979,729
Class B...........................................    72,261
Class C...........................................     8,672




--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The management fees waived/reimbursed at the Fund level were $1,204,155.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.02%
Class B..............................................  1.80
Class C..............................................  1.78
Class I..............................................  0.57
Class R2.............................................  1.37
Class R3.............................................  1.12
Class R4.............................................  0.87
Class R5.............................................  0.62
Class W..............................................  1.02


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases (other than short-term obligations) aggregated $3,415,806,451 for the six months ended Jan. 31, 2010 (including $2,341,695,402* from RiverSource Large Cap Equity Fund and Seligman Common Stock Fund that were acquired in the fund mergers as described in Note 10 and $25,611,418* of purchases done to realign the Fund's portfolio following the mergers. Proceeds from sales of securities (other than short-term obligations) aggregated $1,665,055,436 for six month ended Jan. 31, 2010 (including $25,611,418* of sales done to realign the Fund's portfolio following the mergers. Realized gains and losses are determined on an identified cost basis.

* Amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                        5,095,949        6,821,872
Fund merger                               481,393,025              N/A
Converted from Class B*                        26,148        1,149,578
Reinvested distributions                    9,418,476        7,831,648
Redeemed                                  (52,195,835)     (36,445,132)
----------------------------------------------------------------------
Net increase (decrease)                   443,737,763      (20,642,034)
----------------------------------------------------------------------

CLASS B
Sold                                        1,057,882          499,210
Fund merger                                46,018,619              N/A
Reinvested distributions                      439,265          200,930
Converted to Class A*                         (26,193)      (1,160,372)
Redeemed                                   (4,254,977)      (1,988,665)
----------------------------------------------------------------------
Net increase (decrease)                    43,234,596       (2,448,897)
----------------------------------------------------------------------

CLASS C
Sold                                          321,525          128,711
Fund merger                                 4,760,196              N/A
Reinvested distributions                       46,331           18,704
Redeemed                                     (522,314)        (132,782)
----------------------------------------------------------------------
Net increase (decrease)                     4,605,738           14,633
----------------------------------------------------------------------

CLASS I
Sold                                        4,235,738       23,916,807
Fund merger                                 8,392,835              N/A
Reinvested distributions                    2,889,508        3,905,496
Redeemed                                  (19,381,641)     (17,233,065)
----------------------------------------------------------------------
Net increase (decrease)                    (3,863,560)      10,589,238
----------------------------------------------------------------------

CLASS R2
Sold                                          108,799              N/A
Fund merger                                   420,791              N/A
Reinvested distributions                          662              N/A
Redeemed                                      (84,204)             N/A
----------------------------------------------------------------------
Net increase (decrease)                       446,048              N/A
----------------------------------------------------------------------

CLASS R3
Fund merger                                       612              N/A
----------------------------------------------------------------------
Net increase (decrease)                           612              N/A

----------------------------------------------------------------------


--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS R4
Sold                                        1,690,525        2,764,051
Fund merger                                15,915,653              N/A
Reinvested distributions                      877,433        1,083,396
Redeemed                                   (4,410,123)      (4,474,270)
----------------------------------------------------------------------
Net increase (decrease)                    14,073,488         (626,823)
----------------------------------------------------------------------

CLASS R5
Sold                                          193,581               --
Fund merger                                 5,440,327               --
Reinvested distributions                       59,413               --
Redeemed                                     (510,601)              --
----------------------------------------------------------------------
Net increase (decrease)                     5,182,720               --
----------------------------------------------------------------------

CLASS W
Sold                                        8,273,221       79,709,796
Reinvested distributions                    4,787,849       10,352,737
Redeemed                                  (73,911,547)    (152,063,288)
----------------------------------------------------------------------
Net increase (decrease)                   (60,850,477)     (62,000,755)
----------------------------------------------------------------------


* Automatic conversion of Class B to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $965,533,920 were on loan, secured by cash collateral of $1,003,675,139 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $1,092,965 earned from securities lending for the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $436,141,607 and $436,101,788, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders,

--------------------------------------------------------------------------------
50  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

10. FUND MERGERS

At the close of business on Sept. 11, 2009, RiverSource Disciplined Equity Fund acquired the assets and assumed the identified liabilities of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund. The reorganizations were completed after shareholders approved the plans on June 2, 2009.

The aggregate net assets of RiverSource Disciplined Equity Fund immediately before the acquisitions were $1,879,250,294 and the combined net assets immediately after the acquisitions were $4,385,060,209.

The mergers were accomplished by tax-free exchanges of 729,934,986 shares of RiverSource Large Cap Equity Fund valued at $2,406,154,730 and 14,681,342 shares of Seligman Common Stock Fund valued at $99,655,185.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In exchange for the RiverSource Large Cap Equity Fund shares and net assets, RiverSource Disciplined Equity Fund issued the following number of shares:

                                                      SHARES
--------------------------------------------------------------
Class A..........................................  461,367,825
Class B..........................................   45,802,954
Class C..........................................    3,041,958
Class I..........................................    8,392,835
Class R2.........................................          613
Class R3.........................................          612
Class R4.........................................   15,915,653
Class R5.........................................    5,436,673


In exchange for the Seligman Common Stock Fund shares and net assets, RiverSource Disciplined Equity Fund issued the following number of shares:

                                                     SHARES
-------------------------------------------------------------
Class A..........................................  20,025,200
Class B..........................................     215,665
Class C..........................................   1,718,238
Class R2.........................................     420,178
Class R5.........................................       3,654


For financial reporting purposes, net assets received and shares issued by RiverSource Disciplined Equity Fund were recorded at fair value; however, the cost of investments for RiverSource Large Cap Equity Fund and Seligman Common Stock Fund were carried forward to align ongoing reporting of the RiverSource Disciplined Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of net assets at the merger date for RiverSource Large Cap Equity Fund and Seligman Common Stock Fund were as follows:

                                                                                     UNDISTRIBUTED
                                                                                       (EXCESS OF
                                                                                     DISTRIBUTIONS
                                                      UNREALIZED      ACCUMULATED      OVER) NET
                         TOTAL          CAPITAL      APPRECIATION         NET          INVESTMENT
                      NET ASSETS         STOCK      (DEPRECIATION)   REALIZED LOSS       INCOME
--------------------------------------------------------------------------------------------------
RiverSource Large
  Cap Equity Fund   $2,406,154,730  $4,210,331,804   $145,768,264   $(1,949,209,843)   $(735,495)
Seligman Common
  Stock Fund        $   99,655,185  $  191,584,231   $ (3,070,580)  $   (88,951,289)   $  92,823


The financial statements reflect the operations of the RiverSource Disciplined Equity Fund for the period prior to the mergers and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios

--------------------------------------------------------------------------------
52  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Large Cap Equity Fund and Seligman Common Stock Fund that have been included in the combined Fund's Statement of Operations since the mergers were completed. Assuming the mergers had been completed on Aug. 1, 2009, the RiverSource Disciplined Equity Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the six months ended Jan. 31, 2010 would have been $97,000, $62.5 million and $410.6 million, respectively.

11. LEHMAN BROTHERS HOLDINGS INC. EQUITY-LINKED NOTES

At Jan. 31, 2010, the Fund held two Lehman Brothers Holdings Inc. (Lehman Brothers) equity-linked notes that went into default as of their respective maturity dates, Sept. 14, 2008 and Oct. 2, 2008, each with a principal amount of $1,275,000. Lehman Brothers filed a Chapter 11 bankruptcy petition on Sept. 15, 2008. It is likely that the Fund will receive less than the maturity value of the notes (amounting to $1,794,308) pending the outcome of the bankruptcy proceedings. These holdings have been determined to be illiquid.

The notes are being valued by the Investment Manager at an estimate of the amount recoverable based on the maturity value of the notes discounted by the observable price of Lehman Brothers senior notes. At Jan. 31, 2010, the aggregate value of the notes was $394,748 which represented 0.01% of the Fund's net assets.

12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $63,499,369 at July 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $641,152,469 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned

--------------------------------------------------------------------------------
54  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
56  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2010 SEMIANNUAL REPORT  57

RIVERSOURCE DISCIPLINED EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6274 H (4/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Large Cap Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 6, 2010